Goodwill And Intangible Assets (Narrative) (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Jun. 29, 2015	Aug. 08, 2013	Aug. 02, 2015	Jul. 28, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period					$ 116	$ 140
Goodwill			$ 2,344	$ 2,297	2,344	2,433	$ 2,297
Amortization of Intangible Assets					17	18	14
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			20		20
Finite-Lived Intangible Assets, Amortization Expense, Year Two			20		20
Finite Lived Intangible Assets, Amortization Expense, Year Three			15		15
Finite Lived Intangible Assets, Amortization Expense, Year Four			15		15
Finite Lived Intangible Assets, Amortization Expense, Year Five			15		15
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)					$ 6
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					20 years
Global Biscuits and Snacks [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period					$ 0	140
Goodwill			732	775	$ 732	$ 918	775
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			$ 6
Garden Fresh Gourmet [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Businesses, Gross	$ 232
Goodwill, Acquired During Period	116
Goodwill	$ 116
Kelsen [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Businesses, Gross		$ 331
Goodwill, Acquired During Period		140
Goodwill		$ 140
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss				360
Goodwill				110			$ 110
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				$ 36